Related Party Transaction and Balances (Details) - Schedule of Balances with Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Due to related parties:
Due to related parties	$ 8,000,000	$ 323,400
Due from a related party:
Due from a related party	10,750,000
Lianwai Kindergarten [Member]
Due to related parties:
Due to related parties		323,400
Qingtian Zhongyi [Member]
Due to related parties:
Due to related parties	8,000,000
Qingtian International School [Member]
Due from a related party:
Due from a related party	$ 10,750,000